Expense Example	Sep. 17, 2026 USD ($)
xETFs AI Bottlenecks ETF | xETFs AI Bottlenecks ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
xETFs International Semiconductor ETF | xETFs International Semiconductor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208